DEPOSITS (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Amount, Demand deposits:
Non-interest-bearing checking	$ 168,031,839	$ 173,374,357
Interest-bearing checking	237,362,430	276,541,695
Savings accounts	39,845,424	37,257,869
Money market	206,926,830	149,193,821
Total demand deposits	652,166,523	636,367,742
Amount, certificates of deposit:
Traditional	313,216,661	365,847,877
CDARS	45,428,415	79,482,699
Total certificates of deposit	358,645,076	445,330,576
Total deposits	1,010,811,599	1,081,698,318
Weighted Average Interest Rate, Demand deposits:
Interest-bearing checking (as a percent)	0.10%	0.14%
Savings accounts (as a percent)	0.13%	0.14%
Money market (as a percent)	0.26%	0.26%
Total demand deposits (as a percent)	0.13%	0.13%
Weighted Average Interest Rate, certificates of deposit:
Traditional (as a percent)	0.84%	1.17%
CDARS (as a percent)	0.28%	0.34%
Certificates of deposit (as a percent)	0.77%	1.02%
Total deposits (as a percent)	0.35%	0.50%
Certificates of deposit, additional disclosure
Certificates of deposit with a minimum principal amount of $100,000	184,700,000	246,500,000
Certificates of deposit, obtained from national brokers	0	0
Maximum
Certificates of deposit, additional disclosure
FDIC insurance	$ 50,000,000